Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest and Finance Costs [Abstract]
Interest on finance lease liability	$ 363	$ 559
Amortization of deferred finance costs and debt discounts	900	696
Other	112	53
Total	10,930	9,716
Long-Term Debt and Other Financial Liabilities [Member]
Interest and Finance Costs [Abstract]
Interest expense	$ 9,555	$ 8,408